Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income taxes [Abstract]
Schedule of Detailed Information About Components Of Income Taxes Explanatory
	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Current taxes on income
In respect of current year	18,321	11,049	39,559
Deferred tax expense/(income)
Creation and reversal of temporary differences	22,231	14,150	(1,579)
Total tax expense on income	40,552	25,199	37,980

Schedule of Detailed Information About Reconciliation Between Theoretical Tax Expense Benefit On Pre Tax Income Loss And Actual Income Tax Expenses Explanatory
	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Profit from continuing operations before income taxes	93,324	81,157	82,263
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	15,865	13,797	13,985

Increase/(decrease) in tax in respect of:
Different tax rate applicable to subsidiaries operating overseas	5,551	4,371	6,429
Income subject to tax at a different tax rate	-	178	116
Non-deductible expenses	3,842	2,144	158,811
Exempt income	(4,523)	(4,949)	(158,383)
Taxes in respect of prior years	346	522	(739)
Tax in respect of foreign dividend	3,488	6,665	18,447
Tax in respect of gain on loss in control in the CPV Renewable	10,909	-	-
Share of non-controlling interests in entities transparent for tax purposes	(6,036)	-	(1,082)
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	5,444	608	511
Other differences	5,666	1,863	(115)
Tax expense on income included in the statement of profit and loss	40,552	25,199	37,980

Schedule of Deferred Tax Assets and Liabilities Recognized
	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ Thousands
Balance of deferred tax (liability) asset as at January 1, 2023	(132,718)	116,088	(1,735)	(74,338)	(92,703)
Changes recorded on the statement of profit and loss	(9,626)	6,054	24	(10,601)	(14,149)
Changes recorded in other comprehensive income	-	-	354	2,851	3,205
Changes recorded from business combinations	(18,468)	-	-	-	(18,468)
Translation differences	3,313	(1,364)	7	(569)	1,387
Balance of deferred tax (liability) asset as at December 31, 2023	(157,499)	120,778	(1,350)	(82,657)	(120,728)
Changes recorded on the statement of profit and loss	(33,677)	30,570	175	(19,299)	(22,231)
Changes recorded in other comprehensive income	-	-	973	(2,963)	(1,990)
Changes recorded from business combinations	12,067	-	194	(12,778)	(517)
Translation differences	3,189	82	(3)	(2,783)	485
Balance of deferred tax (liability) asset as at December 31, 2024	(175,920)	151,430	(11)	(120,480)	(144,981)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

Schedule of Detailed Information About Deferred Taxes Are Presented In Statements Of Financial Position Explanatory
	As at December 31,
	2024	2023
	$ Thousands
As part of non-current assets	2,733	15,862
As part of non-current liabilities	(147,714)	(136,590)
	(144,981)	(120,728)

Schedule of Detailed Information About Tax And Deferred Tax Liabilities Explanatory
	As at December 31,
	2024	2023
	$ Thousands
Losses for tax purposes	40,080	130,147